Transactions in foreign currency (Tables)	12 Months Ended
Dec. 31, 2017
Transactions In Foreign Currency
Schedule of assets and liabilities in United States dollars

As of December 31, 2017 and 2016, the Group had the following assets and liabilities in United States dollars:

	2017	2016
	US$(000)	US$(000)

Assets
Cash and cash equivalents	1,157	3,371
Trade and other receivables	7,764	5,517
Advances to suppliers for work in progress	5,534	2,733
Assets held for distribution	—	1,885
	14,455	13,506

Liabilities
Trade and other payables	(18,274)	(15,224)
Liabilities held for distribution	—	(379)
Interest-bearing loans and borrowings	(300,000)	(300,000)
	(318,274)	(315,603)

	(303,819)	(302,097)
Cross currency swap position	300,000	300,000

Net monetary position	(3,819)	(2,097)